Note 15 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Finance cost on lease liabilities	$ 24	$ 15	$ 17
Unrealised foreign exchange gain	1	(2)	4
Depreciation	115	99	112
Lease expense	140	112	133
Total cash outflow for leases - principal	129	118	124
Total cash outflow for leases - finance cost	$ (24)	$ (15)	$ (17)